Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 3,288	$ 3,104
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,356	2,315	$ 2,483
Amortized cost, gross of reinsurance ceded [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,361	1,248
Amortized cost, gross of reinsurance ceded [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	995	1,067
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,766	2,640
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,680	1,482
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 1,086	$ 1,158